Income tax	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income tax
Income tax
7.	Income tax

The income tax expense for the three months ended March 31, 2022 and 2023 was RMB7,944 and RMB52,626, respectively. The Company’s effective tax rates for the three months ended March 31, 2022 and 2023 was 52.4% and 74.4%, respectively.

The income tax expense for the three months ended March 31, 2023 reported in the condensed consolidated statements of comprehensive (loss) income differ from the amount computed by applying the PRC statutory income tax rate to (loss) income before income taxes, which is primarily due to non-deductible share-based compensation expenses.

The income tax expense for the three months ended March 31, 2022 reported in the condensed consolidated statements of comprehensive (loss) income differ from the amount computed by applying the PRC statutory income tax rate to (loss) income before income taxes, which is primarily due to the valuation allowance provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions.

8.	Income tax
(a)	Income Tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at 8.25% and the remaining profits will be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to any Hong Kong withholding tax.

PRC

Under the Law of the PRC on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, the Company’s PRC subsidiaries are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

Income tax expense consists of the following:

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Current income tax expense	71,933	73,613	74,300
Deferred income tax (benefit) expense	(34,331)	(9,396)	10,174
Total	37,602	64,217	84,474

The actual income tax expenses reported in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022 differ from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Income before income taxes	75,424	203,887	180,556
Computed expected tax expense	18,856	50,972	45,139
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	1,952	2,721	1,619
Additional deduction for research and development expenses	(1,629)	(9,922)	(8,714)
Share-based compensation	—	—	40,798
Tax loss expiration	—	—	2,800
Change in valuation allowance	17,905	19,066	1,085
Others	518	1,380	1,747
Total	37,602	64,217	84,474

(b)	Deferred taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deferred tax assets (liabilities)
Tax losses carried forward	81,376	77,103
Allowance for doubtful accounts	5,339	6,523
Accrued payroll and other expenses	7,972	8,783
Deferred revenue	73,473	74,816
Contract costs	(15,604)	(16,818)
Deferred rent	6,117	—
Deferred rental initial direct costs	(2,939)	—
Operating lease liabilities	—	486,083
Operating lease right-of-use assets	—	(483,000)
Property and equipment	41,438	33,280
Others	1,890	3,203
Total gross deferred tax assets	199,062	189,973
Valuation allowance on deferred tax assets	(76,355)	(77,440)
Deferred tax assets, net of valuation allowance	122,707	112,533

Reported in consolidated balance sheets as:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deferred tax assets	122,707	112,533
Deferred tax liabilities	—	—
Net deferred tax assets	122,707	112,533

The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31 2021 and 2022, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31,2022, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was RMB831,088. The unrecognized deferred tax liability would be RMB83,109 subject to the foreign withholding tax rate of 10%.

The movement of the valuation allowance is as follows:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Balance at the beginning of the year	57,289	76,355
Addition during the year	19,066	3,885
Reduction as a result of expiry of tax losses carried forward	—	(2,800)
Balance at the end of the year	76,355	77,440

The valuation allowance as of December 31, 2021 and 2022 was primarily provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

The tax losses carry forward of the Group’s PRC subsidiaries amounted to RMB308,412 as of December 31, 2022, of which RMB16,592, RMB39,288, RMB98,814 and RMB90,624, RMB63,094 will expire if unused by December 31, 2023, 2024, 2025, 2026 and 2027 respectively.